NON-CONTROLLING INTEREST (Tables)	6 Months Ended
Sep. 30, 2022
Non-controlling Interest
Schedule of non-controlling interest

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2022	$44,701	$(472)	$44,229
Net income (loss) attributable to non-controlling interest	123	(155)	(32)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)	–	(44,824)
Non-controlling interest as of September 30, 2022	$–	$(627)	$(627)

(In thousands)	iOx	Saugatuck	Total
Non-controlling interest as of April 1, 2021	$46,173	$(20)	$46,153
Share-based compensation expense	161	–	161
Exchange of notes payable, accrued interest and warrants for iOx shares	184	–	184
Net (loss) attributable to non-controlling interest	(20)	(39)	(59)
Non-controlling interest as of September 30, 2021	$46,498	$(59)	$46,439